Significant Accounting Policies (Schedule of Useful Lives for Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Roads, buildings and leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	2 – 50
Thermal power plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	10 – 35
Hydro-electric plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	70 – 90
Wind power plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	25
Power generation and electrical [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	20
Dams [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	18 – 80
Office furniture, motor vehicles and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3 – 16
Substations, medium voltage equipment and transf.MV/LV [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	30 – 40
Meters and connections [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	10 – 25